OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Other Assets [abstract]
OTHER ASSETS

11.   OTHER ASSETS

As at	Note	December 31, 2021	December 31, 2020
Ore stockpiles	8	$20,398	$9,715
Value added tax recoverable		3,426	3,386
Income tax recoverable	33(d)	1,087	1,199
Deferred income tax recoverable		22	-
Derivatives		129	-
Other long-term assets		1,368	1,844
Total other assets		$26,430	$16,144